SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (Parenthetical) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Financing Receivable, Past Due [Line Items]
Secured loan receivables		$ 15.0						¥ 106,241
Secured Debt								118
Wuhang Yungteng Logistics Company Limited [Member]
Financing Receivable, Past Due [Line Items]
Discontinued operation consideration	¥ 26,676,000
Loss on disposal of business	¥ 1,000,000
Wuhang Yungteng Logistics Company Limited [Member] | Recoverable Within One Year [Member]
Financing Receivable, Past Due [Line Items]
Long-term receivables from disposal of a subsidiary								2,224,000
Wuhang Yungteng Logistics Company Limited [Member] | Other Noncurrent Assets [Member]
Financing Receivable, Past Due [Line Items]
Long-term receivables from disposal of a subsidiary								11,133,000
Finance Receivable One Two And Three [Member]
Financing Receivable, Past Due [Line Items]
Finance receivable principal amount			$ 20.0						¥ 139,292,000
Finance Receivable Four [Member]
Financing Receivable, Past Due [Line Items]
Finance receivable principal amount									78,000,000
Finance Receivable Five [Member]
Financing Receivable, Past Due [Line Items]
Finance receivable principal amount									50,000,000
Finance receivable interest percentage			20.00%
Finance Receivable Six [Member]
Financing Receivable, Past Due [Line Items]
Interest Receivable									¥ 1,000,000
Forecast [Member]
Financing Receivable, Past Due [Line Items]
Loans receivable to be collected						$ 7.0	¥ 49,579
Other Noncurrent Assets [Member] | Forecast [Member]
Financing Receivable, Past Due [Line Items]
Loans receivable to be collected				$ 8.0	¥ 56,662
Unsecured Loan One [Member]
Financing Receivable, Past Due [Line Items]
Finance receivable principal amount								31,200,000
Finance receivable interest percentage		8.00%
Loans receivable to be collected								10,000,000
Unsecured Loan Two [Member]
Financing Receivable, Past Due [Line Items]
Finance receivable principal amount								60,000,000
Finance receivable interest percentage		4.35%
Unsecured Loan Two [Member] | Other Noncurrent Assets [Member]
Financing Receivable, Past Due [Line Items]
Loans receivable to be collected								¥ 50,000,000